Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders’ Equity (Deficiency) - USD ($) $ in Thousands	Seed Redeemable convertible preferred Shares	Series A Redeemable convertible preferred Shares	Series A-1 Redeemable convertible preferred Shares	Series B Redeemable convertible preferred Shares	Series B-1 Redeemable convertible preferred Shares	Series B-2 Redeemable convertible preferred Shares	Redeemable convertible preferred Shares	Ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 650	$ 9,394	$ 2,500	$ 32,159	$ 10,447	$ 290	$ 55,440		[1]	$ 1,397	$ (61,554)	$ (60,157)
Balance (in Shares) at Dec. 31, 2020	5,540,254	7,780,937	5,460,043	10,863,143	4,144,887	71,977		9,272,428
Exercise of warrants						$ 8,027	8,027		[1]	9,222		9,222
Exercise of warrants (in Shares)						1,194,886		872,614
Conversion of preferred shares into ordinary shares	$ (650)	$ (9,394)	$ (2,500)	$ (32,159)	$ (10,447)	$ (8,317)	(63,467)		[1]	63,467		63,467
Conversion of preferred shares into ordinary shares (in Shares)	(5,540,254)	(7,780,937)	(5,460,043)	(10,863,143)	(4,144,887)	(1,266,863)		35,056,127
Conversion of convertible loan to ordinary shares									[1]	30,844		30,844
Conversion of convertible loan to ordinary shares (in Shares)								3,205,020
Issuance of ordinary shares, net of issuance costs									[1]	91,990		91,990
Issuance of ordinary shares, net of issuance costs (in Shares)								13,866,887
Stock-based compensation										2,211		2,211
Stock-based compensation to service providers										115		115
Exercise of options and vested RSUs									[1]	223		223
Exercise of options and vested RSUs (in Shares)								743,780
Net loss											(58,092)	(58,092)
Balance at Dec. 31, 2021									[1]	199,469	(119,646)	79,823
Balance (in Shares) at Dec. 31, 2021								63,016,856
Stock-based compensation										8,793		8,793
Stock-based compensation to service providers										354		354
Exercise of options and vested RSUs									[1]	277		277
Exercise of options and vested RSUs (in Shares)								1,144,034
Net loss											(40,494)	(40,494)
Balance at Dec. 31, 2022									[1]	208,893	(160,140)	48,753
Balance (in Shares) at Dec. 31, 2022								64,160,890
Issuance of ordinary shares, net of issuance costs										22,496		22,496
Issuance of ordinary shares, net of issuance costs (in Shares)								11,794,873
Stock-based compensation										13,012		13,012
Stock-based compensation to service providers										629		629
Exercise of options and vested RSUs									[1]	703		703
Exercise of options and vested RSUs (in Shares)								1,969,332
Net loss											(43,500)	(43,500)
Balance at Dec. 31, 2023									[1]	$ 245,733	$ (203,640)	$ 42,093
Balance (in Shares) at Dec. 31, 2023								77,925,095

[1]	Represents less than $1.